GMO Quality Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	120 Months Ended	217 Months Ended	251 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent		18.92%	14.40%			14.06%		10.26%
Performance Inception Date	Feb. 06, 2004
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.62%	12.21%			11.51%		8.45%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.17%	10.98%			10.74%		8.06%
Class III | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.52%			13.10%		10.28%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent		19.00%	14.45%			14.11%		10.31%
Performance Inception Date	Feb. 06, 2004
Class IV | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.52%			13.10%		10.28%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		19.04%	14.51%			14.16%	11.27%
Performance Inception Date	Dec. 08, 2006
Class VI | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.52%			13.10%	10.37%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.95%	14.41%	15.11%
Performance Inception Date	Nov. 12, 2019
Class R6 | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.52%	15.16%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.81%	14.28%		15.72%
Performance Inception Date	Sep. 26, 2019
Class I | S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.52%		15.64%